                        SUPPLEMENT DATED AUGUST 28, 2003
                                       TO
                       MONY VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                           MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the section, "The Portfolios", for the Van Kampen UIF Global Value Equity Subaccount add Morgan Stanley Investment Management Limited as sub-adviser.


333-72590                                                14540 SL (Sup 8/28/03)
                                                      14632 SL CD (Sup 8/28/03)